Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 28, 2021

NJT-QTLY-0421
1.814102.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.2%
	Principal Amount	Value
Delaware, New Jersey - 1.6%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,286,680
Series 2014 B, 5% 1/1/23	700,000	757,589
Series 2019, 5% 1/1/32	5,000,000	6,272,350

TOTAL DELAWARE, NEW JERSEY		10,316,619

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,067,240
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,605,555

TOTAL GUAM		2,672,795

New Jersey - 73.7%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,183,950
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,174,390
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,140,952
5% 2/15/26	1,500,000	1,672,215
5% 2/15/27	1,000,000	1,111,080
5% 2/15/28	1,000,000	1,106,850
5% 2/15/29	1,000,000	1,101,670
5% 2/15/32	1,000,000	1,090,500
5% 2/15/33	1,000,000	1,083,860
5% 2/15/34	1,200,000	1,298,580
5% 2/15/35	1,000,000	1,081,080
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,574,830
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,350,000
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,981,250
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	667,884
5% 9/1/24 (FSA Insured)	1,640,000	1,889,346
5% 9/1/25 (FSA Insured)	1,375,000	1,583,546
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,015,206
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,998,375
5% 11/1/29 (FSA Insured)	750,000	892,493
5% 11/1/30 (FSA Insured)	605,000	716,798
Series 2019:
4% 7/1/48	1,000,000	1,121,050
5% 7/1/44	2,375,000	2,878,833
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,159,480
4% 1/1/37	395,000	454,941
4% 1/1/38	1,000,000	1,148,470
4% 1/1/39	835,000	956,376
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,154,010
5% 11/1/28	1,050,000	1,298,441
5% 11/1/29	1,035,000	1,270,576
5% 11/1/30	800,000	977,128
5% 11/1/31	500,000	608,235
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,542,771
5% 9/1/26	600,000	637,086
5% 9/1/27	440,000	466,382
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	986,260
Series A, 5% 11/1/35	5,000,000	6,041,900
Series II, 5% 3/1/26	4,310,000	4,486,107
Series NN, 5% 3/1/21	2,500,000	2,500,000
Series QQQ:
4% 6/15/46	1,250,000	1,358,900
4% 6/15/50	1,000,000	1,083,000
Series WW:
5.25% 6/15/40	1,895,000	2,139,474
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	125,924
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,045,381
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,346,201
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	992,790
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,654,500
5.375% 1/1/43 (a)	2,000,000	2,202,240
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,804,170
5% 6/1/31 (FSA Insured)	1,500,000	1,792,515
5% 6/1/37 (FSA Insured)	4,000,000	4,698,040
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,793,950
Series 2013 NN:
5% 3/1/26	4,130,000	4,460,896
5% 3/1/27	6,570,000	7,085,285
Series 2013:
5% 3/1/23	4,920,000	5,350,156
5% 3/1/25	1,295,000	1,401,954
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,731,126
5.25% 6/15/27	3,000,000	3,478,830
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,594,601
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,186,340
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,309,503
Series 2020 C, 1.15% 6/1/23 (a)	2,500,000	2,519,900
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	1,000,000	1,011,540
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	693,617
5% 7/1/24	690,000	776,561
5% 7/1/25	600,000	693,234
5% 7/1/26	945,000	1,117,207
5% 7/1/29	665,000	792,268
Series 2015 B, 5% 7/1/31	3,000,000	3,458,700
Series 2016 A:
5% 7/1/27	2,875,000	3,436,948
5% 7/1/32	600,000	701,826
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,899,115
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,165,850
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,163,100
Series A:
4% 7/1/50	3,000,000	3,267,480
5% 7/1/32	420,000	520,544
5% 7/1/33	675,000	832,741
5% 7/1/34	540,000	663,638
5% 7/1/35	570,000	697,788
5% 7/1/36	1,095,000	1,336,327
5% 7/1/37	1,095,000	1,331,476
5% 7/1/38	985,000	1,194,017
5% 7/1/39	1,040,000	1,257,173
5% 7/1/40	1,035,000	1,247,009
5% 7/1/45	3,500,000	4,159,925
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	246,348
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	2,000,000	2,533,020
5% 6/1/25	3,340,000	3,930,746
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,262,839
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	823,634
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	963,353
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,352,720
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	6,042,600
Series 2011:
5% 7/1/24	2,100,000	2,228,100
5% 7/1/25	2,265,000	2,399,405
Series 2013 A:
5% 7/1/28	1,080,000	1,181,239
5% 7/1/32	1,600,000	1,728,528
5.25% 7/1/28	3,250,000	3,588,455
Series 2013, 5% 7/1/26	1,335,000	1,469,234
Series 2014 A:
4% 7/1/45	1,300,000	1,350,817
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	805,917
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	523,846
5% 7/1/44	3,635,000	4,082,214
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,561,665
Series 2016 A:
5% 7/1/22	2,000,000	2,117,260
5% 7/1/26	1,575,000	1,878,109
5% 7/1/27	100,000	122,090
5% 7/1/27	1,700,000	2,012,018
5% 7/1/28	2,000,000	2,434,620
5% 7/1/28	2,040,000	2,399,346
5% 7/1/29	1,550,000	1,812,493
5% 7/1/30	1,200,000	1,451,748
5% 7/1/30	2,000,000	2,326,760
5% 7/1/31	5,100,000	6,050,640
5% 7/1/31	10,195,000	12,299,248
5% 7/1/33	1,000,000	1,179,250
5% 7/1/39	11,000,000	12,932,700
5% 7/1/43	2,500,000	2,957,475
Series 2016:
4% 7/1/48	425,000	463,973
5% 7/1/23	1,240,000	1,366,046
5% 7/1/24	835,000	947,700
5% 7/1/24	1,000,000	1,140,640
5% 7/1/26	800,000	968,208
5% 7/1/29	1,050,000	1,255,307
5% 7/1/30	605,000	719,291
5% 7/1/31	400,000	473,884
5% 7/1/35	950,000	1,110,731
5% 7/1/36	565,000	659,022
5% 7/1/41	5,085,000	5,889,294
Series 2017 A:
5% 7/1/25	110,000	130,305
5% 7/1/52	4,265,000	4,925,862
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (a)	2,250,000	2,427,750
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,652,560
Series 2017 1A:
5% 12/1/22 (a)	500,000	539,500
5% 12/1/25 (a)	3,000,000	3,541,200
5% 12/1/27 (a)	2,500,000	2,978,400
Series 2018 B, 5% 12/1/28 (a)	950,000	1,160,454
Series 2019 A:
5% 12/1/26	2,525,000	3,072,521
5% 12/1/27	2,000,000	2,476,400
5% 12/1/28	700,000	867,986
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,516,898
4% 10/1/24 (a)	2,370,000	2,597,425
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	210,516
5% 7/1/28	225,000	284,384
5% 7/1/29	270,000	347,490
5% 7/1/30	260,000	329,753
5% 7/1/31	375,000	473,314
5% 7/1/32	375,000	471,075
5% 7/1/33	170,000	213,411
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	101,117
5% 6/1/23	800,000	878,592
5% 6/1/26	3,000,000	3,614,490
5% 6/1/27	1,000,000	1,232,660
5% 6/1/28	2,000,000	2,512,380
Series 2018 B, 3.2% 6/1/27	2,840,000	2,913,726
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24 (Pre-Refunded to 1/1/23 @ 100)	2,650,000	2,881,796
Series 2014 A, 5% 1/1/32	5,000,000	5,685,500
Series 2017 B:
5% 1/1/33	5,000,000	6,117,450
5% 1/1/34	2,500,000	3,048,250
Series 2019 A, 5% 1/1/48	2,000,000	2,422,660
Series 2021 A:
4% 1/1/42	8,000,000	9,279,440
4% 1/1/51	8,000,000	9,162,560
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,303,692
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,271,700
0% 12/15/34	4,000,000	2,976,680
Series 2008 A, 0% 12/15/36	25,000,000	16,162,490
Series 2009 A, 0% 12/15/38	13,900,000	8,323,042
Series 2010 A:
0% 12/15/27	3,000,000	2,660,730
0% 12/15/30	14,750,000	11,844,250
Series 2010 A3, 0% 12/15/34	10,775,000	7,521,058
Series 2011 A, 5.25% 6/15/25	6,000,000	6,077,340
Series 2011 B:
5.25% 6/15/25	3,185,000	3,226,055
5.25% 6/15/26	2,000,000	2,024,860
Series 2016 A:
5% 6/15/29	750,000	879,953
5% 6/15/30	5,000,000	5,824,900
Series 2018 A, 5% 6/15/31	3,000,000	3,483,660
Series A:
5% 12/15/32	2,600,000	3,189,004
5% 12/15/33	2,850,000	3,476,402
Series AA, 5% 6/15/45	5,885,000	7,017,980
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,218,802
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	223,820
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,542,811
5% 5/1/25	750,000	877,350
5% 5/1/26	700,000	842,695
5% 5/1/27	750,000	923,348
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	868,956
5% 1/1/31 (a)	1,950,000	2,276,879
5% 1/1/33 (a)	750,000	867,953
5% 1/1/35 (a)	2,000,000	2,304,400
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	255,592
5% 11/1/31 (FSA Insured)	1,500,000	1,918,560
5% 11/1/32 (FSA Insured)	1,230,000	1,563,625
5% 11/1/33 (FSA Insured)	750,000	949,395
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,277,100
5% 11/1/45	7,000,000	8,630,790
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,483,580

TOTAL NEW JERSEY		489,376,471

New York - 0.6%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37	1,000,000	1,149,090
5% 7/15/35	2,500,000	3,132,725

TOTAL NEW YORK		4,281,815

New York And New Jersey - 11.6%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	11,629,900
Series 2016, 5% 11/15/32 (a)	5,000,000	6,037,650
Series 2018, 5% 9/15/34 (a)	5,000,000	6,032,300
Series 207, 5% 9/15/29 (a)	1,750,000	2,169,003
Series 209, 5% 7/15/35	3,970,000	4,916,845
Series 213, 5% 9/1/39	5,390,000	6,715,886
Series 214:
5% 9/1/30 (a)	250,000	318,075
5% 9/1/36 (a)	6,785,000	8,328,180
Series 221:
4% 7/15/45	1,500,000	1,679,805
4% 7/15/60 (a)	5,000,000	5,492,500
Series 223:
4% 7/15/34 (a)	2,000,000	2,364,600
4% 7/15/35 (a)	2,250,000	2,643,908
4% 7/15/36 (a)	1,350,000	1,575,383
4% 7/15/37 (a)	2,750,000	3,190,660
4% 7/15/38 (a)	6,000,000	6,925,440
4% 7/15/39 (a)	4,000,000	4,598,760
5% 7/15/56 (a)	2,200,000	2,718,320

TOTAL NEW YORK AND NEW JERSEY		77,337,215

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,232,760
Pennsylvania, New Jersey - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,082,650
5% 7/1/26	650,000	768,762
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	356,484
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	415,898
Series 2019 A, 5% 7/1/44	700,000	861,070
Series 2019 B, 5% 7/1/32	1,000,000	1,283,050
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,199,740
Series 2018 A:
5% 1/1/37	1,200,000	1,469,988
5% 1/1/38	1,450,000	1,771,291
5% 1/1/39	1,190,000	1,449,837
5% 1/1/40	1,250,000	1,519,813

TOTAL PENNSYLVANIA, NEW JERSEY		14,178,583

TOTAL MUNICIPAL BONDS
(Cost $555,246,155)		599,396,258

Municipal Notes - 1.0%
New Jersey - 1.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.01% 3/1/21, LOC JPMorgan Chase Bank, VRDN (c)	5,200,000	$5,200,000
Rutgers State Univ. Rev. Series 2009 G, 0.01% 3/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (c)	1,200,000	1,200,000
TOTAL NEW JERSEY
(Cost $6,400,000)		6,400,000
TOTAL INVESTMENT IN SECURITIES - 91.2%
(Cost $561,646,155)		605,796,258
NET OTHER ASSETS (LIABILITIES) - 8.8%		58,610,343
NET ASSETS - 100%		$664,406,601

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,979,050 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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